General information, reorganization and basis of presentation - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
General Information [Line Items]
Entity incorporation date of incorporation		Apr. 09, 2018
Country of incorporation		Cayman Islands
Redeemable Ownership Interest [Member] | Major ordinary share transactions [member]
General Information [Line Items]
Proceeds from issuing other equity instruments	$ 1,670,000